Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	May 04, 2015
iShares MSCI China A ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® MSCI CHINA A ETF Ticker: CNYA Stock Exchange: BATS
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to track the investment results of the MSCI China A International Index (the “Underlying Index”), which is designed to measure equity market performance in the China A-shares market. China A-shares are equity securities of companies based in mainland China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“A-shares”). Foreign investment in A-shares is permitted through regulations in the People's Republic of China (“China” or the “PRC”) known as the Qualified Foreign Institutional Investor (“QFII”) and Renminbi Qualified Foreign Institutional Investor (“RQFII”) systems.

The Underlying Index applies eligibility criteria for the MSCI Global Investable Market Indexes (“GIMI”), along with MSCI’s investability and minimum size criteria for emerging markets. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization available to foreign investors and may include large-, mid- or small-capitalization companies. Components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

A QFII or RQFII license is obtained by submitting an application to the China Securities Regulatory Commission. Once the license is obtained, the QFII or RQFII must also submit an application to China’s State Administration of Foreign Exchange (“SAFE”) for a specific aggregate dollar amount investment quota in which the QFII or RQFII can invest in A-shares. U.S. domiciled investment companies (such as the Fund) or investment managers (such as BFA) are not currently among the types of eligible entities that may apply for a QFII or RQFII license directly. Therefore, the Fund intends to invest directly in A-shares under the quota granted by SAFE to BFA's affiliate, BlackRock Advisors (UK) Limited (“BAUL”). BAUL has obtained an RQFII license and has been granted a RQFII quota, which BAUL will use to invest the Fund’s assets in A-shares. As the RQFII licensed entity, BAUL will oversee and manage on a day-to-day basis the usage of the quota granted to BAUL. The Fund’s investments in A-shares will be limited by the quota allocated to BAUL with respect to the Fund and certain other affiliated funds. If BAUL uses its entire RQFII quota with respect to the Fund and certain other affiliated funds, BAUL may, subject to applicable regulations, apply for an increase in its RQFII quota. While the Fund seeks to invest in A-shares, the Fund occasionally may invest in other assets if it is not possible to acquire A-shares.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments comprising the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Cash Transactions Risk. Unlike most other exchange-traded funds (“ETFs”), the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. In addition, the use of cash creations and redemptions may cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Consumer Discretionary Sector Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income, consumer preferences, social trends and marketing campaigns.

Currency Risk. The Fund’s assets will be invested primarily in domestic Chinese equities and the income received by the Fund will be primarily in renminbi (“RMB”). Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the RMB depreciates against the U.S. dollar, even if the local currency values of the Fund’s holdings in China increase. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. RMB can be further categorized into onshore RMB (“CNY”), traded only in the PRC, and offshore RMB (“CNH”), traded outside the PRC. CNY and CNH are traded at different exchange rates and their exchange rates may not move in the same direction. Although there has been a growing amount of RMB held offshore, CNH cannot be freely remitted into the PRC and is subject to certain other restrictions. The CNY exchange rate will be used for purposes of determining the Fund’s NAV and for the valuation of the securities in the Underlying Index. To the extent that the CNY exchange rate differs from the CNH exchange rate, the Fund may be unable to execute transactions at the benchmark foreign exchange rate, which could adversely impact the Fund’s NAV and its ability to track the Underlying Index. There is no assurance that there will always be sufficient amounts of RMB available for the Fund to remain fully invested. In addition, the Chinese government heavily regulates the domestic exchange of foreign currencies within China. Under SAFE regulations, Chinese corporations may only purchase foreign currencies through government approved banks. In general, Chinese companies must receive approval from or register with the Chinese government before investing in certain capital account items, including direct investments and loans, and must thereafter maintain separate foreign exchange accounts for the capital items. Foreign investors may only exchange foreign currencies at specially authorized banks after complying with documentation requirements. These restrictions may adversely affect the Fund and its investments. Such control of currency conversion and movements in RMB exchange rates may adversely affect the operations and financial results of the Fund’s investments in China.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Investors should note that cash deposited in the cash account of the Fund with the RQFII custodian will not be segregated, but will be a debt owing from the RQFII custodian to the Fund as a depositor. Such cash will be commingled with cash belonging to other clients of the RQFII custodian. In the event of bankruptcy or liquidation of the RQFII custodian, the Fund will not have any proprietary rights to the cash deposited in such cash account, and the Fund will become an unsecured creditor, ranking pari passu with all other unsecured creditors of the RQFII custodian. The Fund may face difficulty and/or encounter delays in recovering such debt, or may not be able to recover it in full or at all, in which case the Fund will suffer losses.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than those of other asset classes.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Chinese financials sector regulation and ownership may be more intrusive than in the United States and other developed countries. Greater Chinese governmental involvement in the financials sector may pose additional risks for investors. Market conditions in China may be particularly subject to change based on government policy. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements, recent or future regulation on any individual financial company, or regulation on the financials sector as a whole cannot be predicted.

Geographic Risk. A natural or other disaster could occur in China. China is located in a part of the world that has historically been prone to natural disasters such as earthquakes, typhoons, hurricanes or tsunamis, and is economically sensitive to environmental events. Any such event may adversely impact China's economy and the value of the securities in the Fund.

Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computation or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Market Timing Risk. The Fund is subject to the risk that an authorized participant may create or redeem shares of the Fund at a net asset value that does not take into account events subsequent to the local China market close and therefore may not appropriately reflect the intrinsic value of the Fund’s assets.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Nationalization Risk. Investments in China may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Securities Risk. Investments in Chinese issuers are subject to the risks associated with investing in China, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of Chinese securities or Chinese markets. The Fund is specifically exposed to Asian Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.

PRC Broker Risk. RQFII regulations permit foreign investors to designate no more than three PRC brokers per exchange to execute transactions. However, as a matter of practice, it is likely that only one PRC broker will be appointed with respect to each exchange in the PRC as a result of the PRC regulatory requirement that securities be sold through the same PRC broker through which the securities were originally purchased. Limitations on the number of PRC brokers may impact the Fund’s ability to achieve best execution on its trades of A-shares. The limited number of PRC brokers may also make the Fund more susceptible to credit loss or trading disruption in the event of a default or business disruption by one or more of the Fund’s designated PRC brokers. Should the Fund’s ability to use one or more of the relevant PRC brokers be affected for any reason, this could disrupt the operations of the Fund and affect the ability of the Fund to track the Underlying Index and/or cause the Fund’s shares to trade at a premium or discount to NAV. The Fund may also incur losses due to the acts or omissions of the PRC brokers in the execution or settlement of any transaction or in the transfer of any funds or securities. In addition, the RQFII regulations that limit the number of brokers the Fund can use to execute transactions may result in higher tracking error than if the Fund was not limited in the number of brokers it could use.

Pre-Funding and Associated Risks. A-shares can only be purchased on a pre-funded basis, whereby the Fund must deliver an estimated RMB amount (“the Pre-Funding Amount”) to cover purchases before trade executions may take place. In the event that the Pre-Funding Amount is not delivered by the deadline established with the Fund’s custodian, or if the Pre-Funding Amount is insufficient to purchase all the underlying securities in connection with the creation, the Fund would not be able to acquire all the requisite underlying securities during the initial purchase. In this situation, additional RMB would have to be delivered to the Fund’s onshore custody account to enable additional purchases on subsequent days. Delayed trade executions could result in higher tracking error.

Privatization Risk. The country in which the Fund invests has privatized, or has begun a process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Reliance on Trading Partners Risk. The Fund invests in a country whose economy is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its portfolio companies' trading partners, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and U.S. Economic Risk.

Risk of Investing in China. Investment in Chinese securities subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China's rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy.

Risk of Investing in Emerging Markets. The Fund's investments in China may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuation and greater risk associated with custody of securities than developed markets.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. China has experienced security concerns. Incidents involving China's security may cause uncertainty in Chinese markets and may adversely affect its economy and the Fund's investments.

Special Risk Considerations Relating to the RQFII Regime and Investments in A-Shares. The Fund’s ability to achieve its investment objective depends on the ability of BAUL, as the Fund’s RQFII license holder, to obtain sufficient quota allocation for the Fund to fully invest in the constituent securities of the Underlying Index. The Fund will not have exclusive use of a specified amount of RQFII quota and will rely on BAUL’s allocation policy pursuant to which quota will generally be allocated among funds on a first-come, first-served basis. If BAUL’s RQFII quota is insufficient to meet investor demand for Fund shares, BFA may invest a portion of the Fund’s assets in securities not included in the Underlying Index or in derivatives, which may increase the Fund’s tracking error. If the Fund is unable to invest in a manner consistent with its investment objective and tracking risk tolerance, BFA may reject new creation orders for Fund shares. Rejection of new creation orders could cause the Fund’s shares to trade in the secondary market at a higher than usual premium or discount to NAV.

The RQFII regulations and market infrastructure are relatively new and have not been tested through multiple business cycles or market events and there is a risk that the PRC regulators may discontinue the RQFII regime and other avenues for foreign investment in A-shares. Although RQFII license holders may apply for additional quota when they are nearing full capacity utilization, there is no guarantee that PRC regulators will approve the quota request in a timely manner or at all. Any change in the RQFII system generally, including the possibility of BAUL, as the Fund’s RQFII license holder, losing its RQFII status may affect the Fund’s ability to invest in A-shares directly through BAUL’s RQFII license.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the intrinsic value of a security at the time of calculation of the NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. FUNDS THAT TRACK INDICES WITH SIGNIFICANT WEIGHT IN EMERGING MARKETS ISSUERS MAY EXPERIENCE HIGHER TRACKING ERROR THAN OTHER INDEX ETFS THAT DO NOT TRACK SUCH INDICES. BFA EXPECTS THAT THE FUND MAY EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFs.

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Fund's prospectus (the “Prospectus”), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Fund's prospectus (the “Prospectus”), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
iShares MSCI China A ETF | iShares MSCI China A ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208